Expense Example {- Fidelity Freedom Blend 2025 Fund} - 03.31 Fidelity Freedom Blend Funds - Class Z6 Combo Pro-04 - Fidelity Freedom Blend 2025 Fund - Fidelity Advisor Freedom Blend 2025 Fund- Class Z6
Jul. 13, 2021 USD ($)
Expense Example:
1 year	$ 31
3 years	97
5 years	167
10 years	$ 370